CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	[1]	$ (16,803)	$ (18,043)	$ (23,330)	$ (26,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		1,106	1,276	1,749	2,637
Accretion of investment discounts and depreciation		(41)	6	(70)	9
Amortization of debt discount and debt issuance costs		35	112	116	192
Changes in operating assets and liabilities:
Prepaids and other assets		219	(721)	(294)	1,063
Accounts payable		(641)	(623)	(602)	(304)
Accrued clinical expense		(141)	44	21	(267)
Accrued compensation		(84)	234	42	(497)
Other accrued liabilities		574	(722)	183	(622)
Net cash used in operating activities		(15,776)	(18,437)	(22,185)	(24,404)
Cash flows from investing activities
Purchases of marketable securities		(747)	(13,080)	(20,035)
Proceeds from maturities of marketable securities		17,154	0	3,750	4,780
Net cash provided by (used in) investing activities		16,407	(13,080)	(16,285)	4,780
Cash flows from financing activities
Proceeds from notes payable, net of issuance cost		0	5,453	5,453
Principal payments on notes payable		(5,500)	(7,500)	(7,500)
Proceeds from issuance of convertible preferred stock offering, net		0	12,533	12,533
Proceeds from issuance of common stock, net		12,633	32,068	32,022
Proceeds from issuance of common stock through controlled equity offering facilities, net		0	464	464	6,040
Proceeds from exercise of stock options and stock purchase rights		23	36	63	303
Net cash provided by financing activities		7,156	43,054	43,035	6,343
Net increase in cash, cash equivalents and restricted cash		7,787	11,537	4,565	(13,281)
Cash, cash equivalents and restricted cash at beginning of period		18,261	13,696	13,696	26,977
Cash, cash equivalents and restricted cash at end of period		26,048	25,233	18,261	13,696
Supplemental disclosure of cash flow information
Interest paid				695	790
Supplemental disclosure of non-cash investing and financing activities
Conversion of preferred stock to common stock		6,224	21,762	21,762
Right-of-use assets obtained in exchange for new operating lease liabilities		0	1,362	$ 1,362
Commitment shares issued as cost of equity financing					448
Legal expenses accrued as cost of equity financing		$ 35	$ 33		$ 39

[1]	Share and per-share data in the condensed consolidated statement of operations and comprehensive loss have been adjusted to give retroactive effect to the Reverse Split for all periods presented.